Short-term Debt and Related Parties Debt (Details Narrative) - USD ($)		1 Months Ended										9 Months Ended	12 Months Ended
	Oct. 08, 2019	Oct. 31, 2019	Jul. 31, 2019	Feb. 28, 2019	Feb. 28, 2018	Sep. 30, 2017	Jul. 31, 2017	Apr. 30, 2017	Feb. 28, 2017	May 31, 2016	Apr. 30, 2016	Sep. 30, 2019	Dec. 31, 2017	Dec. 31, 2018	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	May 31, 2015	Apr. 30, 2015
Short-term Debt [Line Items]
Convertible promissory notes													$ 181,500
Short term convertible notes payable														$ 181,500
Debt instrument maturity date													May 31, 2019
Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument conversion price per share		$ 0.50
Debt principal and accrued interest, amount		$ 175,000
Debt instrument conversion shares		350,000		423,966
Mr. Prashant Patel [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument maturity date	Jul. 01, 2020
Mr. Suren Ajjarapul [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument maturity date	Jul. 01, 2020
Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Convertible promissory notes				$ 181,500				$ 165,000		$ 200,000	$ 200,000								$ 200,000	$ 200,000
Debt instrument conversion price per share				$ 0.50				$ 0.85											$ 1.50	$ 1.50
Debt principal and accrued interest, amount				$ 211,983
Debt instrument conversion shares				423,966
Short term convertible notes payable												0	$ 0	181,500
Debt discount unamortized												0	0	0					$ 53,546	$ 53,546
Interest rate																			10.00%	10.00%
Debt instrument maturity date								May 31, 2019		May 31, 2017	May 31, 2017
Related Party Convertible Promissory Note [Member]
Short-term Debt [Line Items]
Short term convertible notes payable													251,725
Debt discount unamortized													$ 0	$ 65,390
Interest rate					10.00%	10.00%		10.00%
Debt instrument maturity date					Jul. 31, 2019	Feb. 28, 2018		Apr. 30, 2018
Related Party Convertible Promissory Note [Member] | Mr. Shilpa Patel [Member]
Short-term Debt [Line Items]
Convertible promissory notes												40,000
Debt instrument conversion price per share																		$ 1.50
Interest rate																		10.00%
Related Party Convertible Promissory Note [Member] | Mr. Nitil Patel [Member]
Short-term Debt [Line Items]
Convertible promissory notes												$ 100,000
Debt instrument conversion price per share																$ 0.62	$ 0.62
Interest rate												10.00%				10.00%	10.00%
Related Party Convertible Promissory Note [Member] | Mr. Nitil Patel [Member] | Subsequent Event [Member]
Short-term Debt [Line Items]
Debt instrument conversion shares		200,000
Related Party Convertible Promissory Note [Member] | Mr. Nitil Patel [Member] | Extended Maturity [Member]
Short-term Debt [Line Items]
Debt instrument maturity date			Oct. 15, 2019
Related Party Convertible Promissory Note [Member] | Mr. Prashant Patel [Member]
Short-term Debt [Line Items]
Convertible promissory notes												$ 122,552
Debt principal and accrued interest, amount							$ 42,552
Interest rate									0.00%			6.00%			0.00%
Debt instrument maturity date									Jul. 31, 2020			Jul. 01, 2020
Related Party Convertible Promissory Note [Member] | Mr. Suren Ajjarapul [Member]
Short-term Debt [Line Items]
Convertible promissory notes												$ 100,000
Interest rate												6.00%
Debt instrument maturity date												Jul. 01, 2020